AQUARIUS INTERNATIONAL FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2021 (UNAUDITED)

	NUMBER
	OF SHARES	VALUE
COMMON STOCKS - 91.0%
Advertising — 0.1%
Dentsu, Inc.	1,800	$57,005
Publicis Groupe SA	2,188	141,582
WPP, PLC	3,536	49,080
		247,667
Aerospace/Defense — 0.1%
Airbus Group SE*	1,204	134,390
MTU Aero Engines AG, ADR	562	52,474
Safran SA	649	72,489
Thales SA	486	39,874
		299,227
Agriculture — 0.2%
British American Tabacco, PLC, SP ADR	5,128	172,557
Imperial Brands, PLC, SP ADR	3,146	65,280
Japan Tobacco, Inc.	4,730	94,207
Origin Enterprises, PLC	115,290	454,356
Swedish Match*	4,980	36,333
		822,733
Airlines — 1.0%
Ryanair Holding, PLC, SP ADR*	38,036	$3,634,340
Apparel — 2.8%
Adidas AG	11,185	3,234,886
Adidas AG, SP ADR	1,152	166,579
Gildan Activewear, Inc.	5,757	233,504
Hermes International	80	150,128
Kering SA	139	107,042
LVMH Moet Hennessy Louis Vuitton SE	6,915	5,377,044
LVMH Moet Hennessy Louis Vuitton SE, ADR	2,000	313,140
NIKE, Inc., Class B	2,306	390,267
Shenzhou International Group Holdings, Ltd.	28,275	530,944
		10,503,534
Auto Manufacturers — 1.2%
Bayerische Motoren Werke AG, SP ADR	3,309	106,351
BYD Co., Ltd.	21,435	843,116
Daimler AG	3,623	339,304
Ferrari NV	141	36,896
Ferrari NV, ADR	642	167,215
Geely Automobile Holdings, Ltd.	6,982	20,621
Geely Automobile Holdings, Ltd., ADR	883	52,618
Hyundai Motor Co.	353	57,992
Kia Corp.	6,299	412,266
NIO, Inc., ADR*	2,072	81,077
Nissan Motor Co., Ltd.*	10,100	49,941
Stellantis NV	5,160	88,357
Tata Motors, Ltd., SP ADR*	43,271	1,321,496
Tofas Turk Otomobil Fabrikasi AS	43,368	272,629
Toyota Motor Corp.	3,000	53,218
Toyota Motor Corp., SP ADR	1,862	331,157
Volkswagen AG, ADR	5,060	140,921
Volvo AB, Class B	3,636	78,282
XPeng, Inc., ADR*	801	44,055
		4,497,512
Auto Parts & Equipment — 0.1%
Continental AG*	442	47,274
Faurecia SE	87	3,739
Magna International, Inc.	3,010	226,472
Michelin	463	68,325
Vitesco Technologies Group AG*	88	3,912
		349,722
Banks — 8.6%
Australia & New Zealand Banking Group, Ltd.	5,980	113,035
Banco Santander SA	37,238	115,782
Bangkok Bank	308,300	1,030,374
Bank Central Asia Tbk PT	2,104,850	1,069,533
Bank Jago Tbk PT*	333,593	368,143
Bank Leumi Le Israel	533,716	5,135,747
Bank Montreal	867	90,229
Bank of Ireland Group, PLC*	562,443	3,075,126
Bank of Nova Scotia, (The)	1,749	109,190
Bank Rakyat Indonesia Persero Tbk PT, ADR*	1,382	19,541
Barclays, PLC	126,063	307,805
Bendigo & Adelaide Bank, Ltd.	12,614	76,588
BNP Paribas SA	2,636	163,826
BOC Hong Kong Holdings, Ltd.	28,000	84,639
CaixaBank SA	65,952	170,279
Canadian Imperial Bank of Commerce	573	63,872
China Merchants Bank Co., Ltd.	96,298	746,014
China Merchants Bank Co., Ltd., ADR	554	21,548
Commerzbank AG*	18,102	127,139
Commonwealth Bank Of Australia	4,044	266,990
Concordia Financial Group, Ltd.	11,723	42,522
Credit Suisse Group AG	13,720	132,472
Dah Sing Financial Holdings, Ltd.	222,400	660,516
DBS Group Holdings, Ltd.	92,800	2,021,426
DBS Group Holdings, Ltd., SP ADR	1,611	143,315
Deutsche Bank AG*	8,776	105,488
DNB Bank ASA	12,189	266,024
FinecoBank Banca Fineco SpA	54,134	948,098
FirstRand, Ltd.	13,495	47,193
Fukuoka Financial Group, Inc.	3,000	48,439
Grupo Aval Acciones y Valores SA, ADR	8,589	45,865
Grupo Financiero Banorte SAB de CV	157,685	939,381
Hang Seng Bank, Ltd.	4,400	77,807
HDFC Bank, Ltd.	120,850	2,394,139
HDFC Bank, Ltd., ADR	15,262	999,203
HSBC Holdings, PLC, SP ADR	9,910	274,309
ICICI Bank, Ltd., SP ADR	102,926	1,900,014
ING Groep NV	7,103	98,117
Macquarie Group, Ltd.	749	104,308
Mediobanca Banca di Credito Finanziario SpA	3,974	43,959
Mitsubishi UFJ Financial Group Inc., SP ADR	53,334	281,603
National Australia Bank, Ltd.	7,689	148,575
National Australia Bank, Ltd., SP ADR	11,208	109,166
Nedbank Group, Ltd., SP ADR	2,666	27,713
Nordea Bank Abp	11,504	136,242
Nordea Bank Abp	93	1,103
OTP Bank, PLC*	6,352	350,734
Oversea-Chinese Bank Corp., Ltd.	9,000	72,128
Qatar National Bank QPSC	60,537	322,387
Royal Bank Canada	3,116	308,577
Sberbank of Russia PJSC, ADR	44,990	758,152
Sberbank Russia, SP ADR	55,852	944,457
Shinhan Financial Group Co., Ltd., SP ADR	9,162	266,981
Siam Commercial Bank PCL, (The)	86,300	311,552
Societe Generale SA	2,392	74,432
Standard Bank Group, Ltd.	9,099	73,908
Sumitomo Mitsui Financial Group Inc., SP ADR	56,610	366,267
Svenska Handelsbanken AB, Class A	190,980	2,020,562
TCS Group Holding Plc	8,722	831,871
Toronto-Dominion Bank, (The)	3,414	246,013
UBS Group AG	13,717	237,187
United Overseas Bank, Ltd.	6,000	112,297
Woori Financial Group, Inc., SP ADR	4,696	150,178
		32,600,080
Beverages — 3.1%
Anheuser-Busch InBev SA NV, SP ADR	2,087	116,288
Asahi Group Holdings Ltd.	1,700	62,697
Carlsberg A/S - Class B	499	77,494
China Resources Beer Holdings Co., Ltd.	10,000	82,027
Coca-Cola European Partners, PLC	476	23,500
Diageo, PLC	112,637	5,684,576
Diageo, PLC, SP ADR	2,046	415,686
Endeavour Group Ltd/Australia	2,137	10,380
Fomento Economico Mexicano SAB de CV, SP ADR	461	32,611
Heineken NV	4,751	472,880
Pernod Ricard SA	300	68,837
Thai Beverage, PLC	7,196,900	3,519,516
Wuliangye Yibin Co., Ltd., Class A	32,398	1,109,383
		11,675,875
Biotechnology — 0.4%
BeiGene Ltd., ADR*	1,330	462,215
CSL Ltd., SP ADR	1,030	112,702
CSL, Ltd.	628	136,551
Genmab A/S*	1,553	601,853
Genmab A/S, SP ADR*	2,330	89,752
		1,403,073
Building Materials — 1.8%
Cemex SAB de CV, SP ADR*	5,460	33,579
CRH, PLC	73,355	3,566,113
CRH, PLC, SP ADR	3,605	175,491
Daikin Industries, Ltd.	249	50,702
Daikin Industries, Ltd., SP ADR	1,490	30,500
Geberit AG	90	68,716
James Hardie Industries PLC	2,896	113,507
LafargeHolcim, Ltd.*	2,013	96,974
Semen Indonesia Persero Tbk PT, ADR	2,421	27,152
Sika AG	6,634	2,590,584
TOTO, Ltd.	365	16,147
		6,769,465
Chemicals — 2.3%
Air Liquide SA	14,762	2,437,825
Air Liquide SA, ADR	1,771	58,567
Akzo Nobel NV, ADR	2,496	87,635
Asahi Kasei Corp.	6,000	56,100
Asian Paints Ltd.	5,954	249,153
BASF SE, SP ADR	9,844	161,638
Clean Science & Technology Ltd.*	6,791	193,915
Covestro AG(a)	1,716	96,783
Croda International, PLC	584	78,319
Daqo New Energy Corp., ADR*	3,921	224,830
FUCHS PETROLUB SE	29,650	1,032,989
Givaudan SA	27	131,996
Givaudan SA, ADR	600	58,810
ICL Group, Ltd.	12,592	109,424
IMCD NV	6,283	1,395,576
Israel Chemicals, Ltd.	24,673	214,405
Johnson Matthey, PLC	1,377	38,256
Kansai Paint Co., Ltd.	1,360	30,531
Koninklijke DSM NV	561	120,747
LANXESS AG	1,023	59,244
LG Chem, Ltd.	385	225,530
Mitsui Chemicals, Inc.	22	586
Nippon Paint Holdings Co., Ltd.	3,610	37,880
Novozymes A/S, ADR	920	69,662
Nutrien, Ltd.*	7,307	483,139
Shanghai Putailai New Energy Technology Co Ltd., Class A	9,700	278,823
Shin Etsu Chemical Co., Ltd., ADR	2,744	114,548
Shin-Etsu Chemical Co., Ltd.	654	108,935
Sociedad Quimica y Minera de Chile SA SP ADR	4,920	306,319
Solvay SA	373	41,734
Sumitomo Chemical Co., Ltd.	13,000	59,632
Symrise AG	500	70,336
Umicore SA, ADR	3,052	37,021
		8,670,888
Coal — 0.0%
China Shenhua Energy Co., Ltd.	30,000	62,155
Commercial Services — 3.4%
Adecco Group AG	374	17,332
Adyen NV*(a)	974	2,697,809
ALD SA(a)	18,472	259,587
Allfunds Group, PLC*	99,219	1,637,672
Amadeus IT Group SA, ADR*	1,437	92,126
Ashtead Group, PLC	33,370	2,684,548
Bidvest Group, Ltd., (The)	3,146	35,762
Bureau Veritas SA	1,739	55,074
China Merchants Port Holdings Co., Ltd.	60,000	92,328
Edenred	1,223	54,709
Experian, PLC	2,543	114,170
International Container Terminal Services, Inc.	30,237	118,764
Intertek Group, PLC	12,173	862,025
Localiza Rent a Car SA, SP ADR*	4,006	36,294
Recruit Holdings Co., Ltd.	3,292	199,889
RELX, PLC	122,198	3,790,650
Rentokil Initial, PLC	7,414	60,377
Transurban Group	6,366	61,451
		12,870,567
Computers — 2.4%
AutoStore Holdings Ltd.*	610,704	3,051,984
CGI, Inc.*	279	23,291
CyberArk Software, Ltd.*	576	99,562
EPAM Systems, Inc.*	997	606,724
Fujitsu, Ltd.	422	69,750
Globant S.A.*	1,918	508,289
Infosys Ltd., SP ADR	33,841	764,130
Itochu Techno-Solutions Corp.	2,129	69,260
Logitech International SA	536	42,719
Nomura Research Institute, Ltd.	60,700	2,595,060
Obic Co., Ltd.	400	73,565
Tata Consultancy Services, Ltd.	16,548	777,711
Teleperformance	266	109,414
Wipro, Ltd., ADR	38,844	331,728
		9,123,187
Cosmetics/Personal Care — 1.7%
Beiersdorf AG	880	87,526
Essity AB, Class B	3,135	100,107
Kose Corp.	300	36,101
L'Oreal SA	1,301	587,448
L'Oreal SA, ADR	3,400	306,918
Natura & Co. Holding SA, ADR*	5,256	49,827
Proya Cosmetics Co., Ltd., Class A	18,016	560,283
Unicharm Corp.	2,487	107,727
Unilever PLC-CVA	79,854	4,112,876
Unilever, PLC, SP ADR	8,797	447,328
		6,396,141
Distribution/Wholesale — 1.8%
Azelis Group NV*	63,299	1,804,369
Bunzl, PLC	126,233	4,803,018
ITOCHU Corp.	3,700	105,813
ITOCHU Corp., ADR	426	24,291
Jardine Cycle & Carriage, Ltd.	4,000	61,918
Mitsui & Co., Ltd.	3,159	71,025
Sendas Distribuidora SA, ADR*	2,775	32,939
		6,903,373
Diversified Financial Services — 1.9%
Banco BTG Pactual SA*	140,589	522,409
Capitec Bank Holdings, Ltd.	3,704	424,545
Chailease Holding Co., Ltd.	78,355	693,206
China International Capital Corp., Ltd.(a)	19,000	45,964
Deutsche Boerse AG	8,586	1,348,194
Deutsche Boerse AG, ADR	2,810	44,145
Guotai Junan Securities Co., Ltd.(a)	33,000	43,994
Hargreaves Lansdown, PLC	1,539	27,316
Hong Kong Exchange & Clearing, Ltd.	3,780	207,868
Housing Development Finance Corp., Ltd.	24,572	874,589
Japan Exchange Group, Inc., ADR	64,100	1,387,836
KB Financial Group, Inc.	10,208	453,673
KB Financial Group, Inc., ADR	6,431	285,408
London Stock Exchange Group, PLC	791	68,525
London Stock Exchange Group, PLC, ADR	2,464	53,839
Noah Holdings, Ltd., ADR*	842	30,674
Nomura Holdings, Inc.	14,100	59,081
Sanlam Ltd., SP ADR	5,156	35,576
SBI Cards & Payment*	27,995	353,123
SBI Holdings, Inc. (Japan)	2,600	66,706
Singapore Exchange, Ltd.	6,000	39,173
St James's Place, PLC	5,807	119,569
Standard Life Aberdeen, PLC	15,283	47,255
		7,232,668
Electric — 0.5%
E.ON SE	4,210	51,936
Elia Group SA/NV	542	67,523
Endesa SA	2,898	65,190
Enel SpA	12,990	98,430
Engie SA, SP ADR	8,968	130,215
Fortis, Inc.	2,870	124,300
Iberdrola SA	8,686	97,562
Iberdrola SA, SP ADR	1,618	72,349
National Grid, PLC	2,867	38,042
National Grid, PLC, SP ADR	2,605	172,112
Orsted A/S(a)	616	79,204
Power Assets Holdings, Ltd.	9,500	57,234
Power Grid Corp. of India Ltd.	194,487	534,681
RWE AG	1,891	72,822
SSE, PLC, ADR	5,415	112,713
Terna Rete Elettrica Nazionale SpA	6,010	44,692
		1,819,005
Electrical Components & Equipment — 1.1%
ABB, Ltd.	4,533	156,764
Contemporary Amperex Technology Co., Ltd., Class A	11,722	1,250,351
Delta Electronics, Inc.	29,510	271,283
Ecopro BM Co Ltd.	378	172,807
Legrand SA	17,038	1,871,700
Schneider Electric SE	698	123,876
Schneider Electric SE, ADR	4,025	143,048
		3,989,829
Electronics — 1.6%
Assa Abloy AB, Class B	81,995	2,297,470
Halma, PLC	29,980	1,195,020
Havells India Ltd.	22,363	403,703
Hirose Electric Co., Ltd.	427	71,611
Hon Hai Precision	56,353	208,811
Hoya Corp.	670	106,052
Hoya Corp., SP ADR	487	77,360
Kyocera Corp.	900	53,343
Murata Manufacturing Co., Ltd.	1,119	82,094
Murata Manufacturing Co., Ltd., ADR	5,048	92,580
Nidec Corp.	78	8,932
Nidec Corp., SP ADR	4,640	133,168
Silergy Corp.	4,625	781,712
Unimicron Technology Corp.	51,414	419,847
		5,931,703
Energy-Alternate Sources — 0.2%
Sungrow Power Supply Co Ltd., Class A	19,916	504,630
Vestas Wind System	2,480	83,271
		587,901
Engineering & Construction — 0.2%
Airports of Thailand PCL	235,100	416,376
Cellnex Telecom SA*(a)	719	42,403
Ferrovial SA	3,085	85,900
Grupo Aeroportuario del Pacifico SAB de CV, SP ADR*	392	45,276
Grupo Aeroportuario del Sureste SAB de CV, SP ADR	471	86,075
HOCHTIEF AG	774	58,109
Vinci SA, ADR	3,476	82,520
		816,659
Entertainment — 0.1%
Evolution AB, ADR	197	20,651
MultiChoice Group	5,548	42,908
MultiChoice Group, Ltd., ADR	93	713
OPAP SA	14,085	195,413
Oriental Land Co., Ltd.	813	127,751
Paddy Power Betfair, PLC*	321	43,961
		431,397
Environmental Control — 0.2%
China Conch Venture Holdings, Ltd.	159,500	779,624
Food — 1.0%
a2 Milk Co., Ltd.*	10,970	45,734
Aeon Co., Ltd.	676	15,767
BRF SA, ADR*	3,487	12,239
China Mengniu Dairy Co., Ltd.*	78,222	438,403
Chocoladefabriken Lindt & Spruengli AG	6	73,918
Cia Brasileira de Distribuicao, SP ADR*	2,775	11,239
Coles Group, Ltd.	4,109	52,471
Colruyt SA	1,916	89,947
Dino Polska SA*(a)	7,000	579,811
ICA Gruppen AB	2,220	131,494
JBS SA, ADR	690	8,639
Koninklijke Ahold Delhaize NV	696	23,420
Koninklijke Ahold Delhaize NV, SP ADR	4,031	135,925
Magnit PJSC	16,151	248,990
Marine Harvest	1,851	42,086
MASAN GROUP Corp.	42,300	278,104
Meiji Holdings Co., Ltd.	1,500	88,283
Nestle SA	1,342	172,006
Nestle SA, SP ADR	6,845	879,582
Nissin Foods Holdings Co, Ltd.	800	58,803
Ocado Group, PLC*	2,138	51,039
Seven & i Holdings Co., Ltd., ADR	3,000	60,210
Tesco, PLC	1	5
Wilmar International, Ltd.	29,000	86,976
Woolworths Group, Ltd.	2,137	61,871
		3,646,962
Food Service — 0.3%
Compass Group, PLC*	48,865	953,249
Compass Group, PLC, SP ADR*	7,353	146,398
		1,099,647
Forest Products & Paper — 0.0%
Smurfit Kappa Group PLC, ADR	736	38,069
UPM-Kymmene Corp.	1,590	57,655
		95,724
Gas — 0.1%
Beijing Enterprises Holdings, Ltd.	23,500	79,288
China Resources Gas Group, Ltd.	6,000	31,047
ENN Energy Holdings, Ltd.	6,000	112,339
Hong Kong & China Gas Co., Ltd.	84,000	125,209
Snam SpA	9,397	52,955
		400,838
Hand/Machine Tools — 0.6%
Amada Co., Ltd.	158,200	1,474,777
Sandvik AB	3,286	81,129
Schindler Holding AG	216	53,609
Techtronic Industrials Co., Ltd.	41,875	861,232
		2,470,747
Healthcare-Products — 2.8%
Alcon, Inc.	70,851	5,596,430
Alcon, Inc., ADR	1,128	88,435
Asahi Intecc Co., Ltd.	2,115	46,359
Cochlear, Ltd.	376	57,817
Coloplast A/S, ADR	1,070	17,521
Coloplast A/S, Class B	327	53,414
Essilor International Cie Generale d'Opitque SA	15,998	3,206,114
EssilorLuxottica SA, ADR	144	14,468
Fisher & Paykel Healthcare Corp, Ltd.	1,512	34,210
Koninklijke Philips	29,017	1,022,565
Koninklijke Philips NV, ADR	1,898	66,772
Olympus Corp.	2,000	44,687
QIAGEN NV*	2,099	115,718
Shandong Weigao Group Medical Polymer Co, Ltd.	16,000	22,513
Shanghai MicroPort MedBot Group Co Ltd.*	7,000	53,860
Siemens Healthineers AG(a)	1,037	75,320
Smith & Nephew, PLC	2,242	36,032
Sonova Holding AG	80	30,065
Sysmex Corp.	300	37,315
Sysmex Corp., ADR	450	28,067
Terumo Corp.	1,362	55,466
		10,703,148
Healthcare-Services — 0.5%
Apollo Hospitals Enterprise, Ltd.	13,112	991,235
BioMerieux	482	68,204
Fresenius Medical Care AG & Co., KGaA, ADR	1,104	32,921
Lonza Group AG	182	146,755
Lonza Group AG, ADR*	370	29,844
Sonic Healthcare Ltd., SP ADR	3,345	101,354
Wuxi Biologics Cayman, Inc.*(a)	26,721	360,461
		1,730,774
Holding Companies-Diversification — 0.1%
CK Hutchison Holdings, Ltd.	10,000	62,602
Jardine Matheson Holdings, Ltd.	1,000	56,561
MELI Kaszek Pioneer Corp., Class A*	20,089	261,960
		381,123
Home Builders — 0.3%
Persimmon, PLC	1,243	45,172
Sekisui Chemical Co., Ltd.	52,607	854,574
Sekisui House, Ltd.	4,000	77,739
		977,485
Home Furnishings — 0.2%
Electrolux AB, Class B*	972	21,824
Panasonic Corp.	4,000	43,610
Sharp Corp. (Japan)	3,000	33,467
Sony Corp., SP ADR	4,806	585,611
		684,512
Household Products/Wares — 0.0%
Hindustan Unilever Ltd.	5,666	174,832
Insurance — 4.4%
Admiral Group, PLC	50,368	1,980,171
Aegon NV	14,288	63,065
Ageas SA NV	2,481	128,304
AIA Group, Ltd., SP ADR	9,630	405,664
Allianz SE, SP ADR	6,060	131,623
Aon, PLC, Class A	21,059	6,228,620
Baloise Holding AG	522	77,872
CNP Assurances	12,462	303,811
Dai-ichi Life Holdings, Inc.	6,692	134,071
Hannover Rueck SE	286	49,987
Insurance Australia Group, Ltd.	12,776	40,131
Lancashire Holdings, Ltd.	348,744	2,353,840
Legal & General Group, PLC	36,815	137,537
Manulife Finanical Corp.	6,860	123,137
New China Life Insurance Co., Ltd.	16,800	44,878
NN Group NV	3,039	151,006
Prudential PLC, SP ADR	2,925	49,407
Sampo, Class A, PLC	47,513	2,331,327
Sun Life Financial, Inc.	2,753	146,129
Suncorp Group, Ltd.	18,597	142,492
T&D Holdings, Inc.	5,200	61,116
Topdanmark AS	23,835	1,287,153
Zurich Insurance Group AG	202	83,044
		16,454,385
Internet — 4.4%
21Vianet Group, Inc., ADR*	1,802	17,516
51job, Inc., ADR*	1,093	63,066
Alibaba Group Holding, Ltd.*	28,374	453,068
Alibaba Group Holdings, Ltd., SP ADR*	14,797	1,887,061
Autohome, Inc., ADR	1,165	39,808
Baidu, Inc., SP ADR*	1,335	200,036
Delivery Hero SE*(a)	387	51,359
East Money Information Co., Ltd., Class A	125,817	683,314
Hello Group, Inc., ADR	2,462	28,485
JD.com, Inc., ADR*	20,954	1,762,441
JOYY, Inc., ADR	721	36,915
Kakao Corp.	3,714	379,979
M3, Inc.	1,300	69,886
Meituan, ADR*	5,139	312,194
Meituan Dianping, Class B*(a)	13,200	401,205
Mercadolibre, Inc.*	382	453,973
momo.com, Inc.	11,000	702,677
MonotaRO Co., Ltd.	1,200	23,624
Naspers, Ltd.	9,320	1,440,478
Naver Corp.	1,033	329,787
Pinduoduo, Inc., ADR*	328	21,812
Prosus NV*	1,947	156,466
Sea, Ltd., ADR*	876	252,349
Seek, Ltd.	4,272	104,825
Shopify, Inc., Class A*	72	109,569
Tencent Holdings, Ltd.	77,830	4,538,974
Tencent Holdings, Ltd., ADR	17,513	1,023,635
Vipshop Holdings, Ltd., ADR*	4,069	39,754
Weibo Corp., SP ADR*	653	25,996
Yandex NV, Class A*	13,206	950,040
Z Holdings Corp.	6,577	43,529
		16,603,821
Investment Companies — 2.7%
Groupe Bruxelles Lambert SA	70,721	7,680,232
Kinnevik AB, Class B*	849	30,270
Melrose Indust, PLC	1,204,852	2,314,774
Wendel SA	888	101,535
		10,126,811
Iron/Steel — 0.3%
BlueScope Steel, Ltd.	6,357	88,358
Cia Siderurgica Nacional SA, SP ADR	41,580	159,667
Fortescue Metals Group, Ltd.	5,658	67,945
Nippon Steel & Sumitomo Metal Corp.	8,000	117,949
Posco, SP ADR	3,580	197,509
Vale SA, SP ADR	49,697	614,752
Voestalpine AG	1,763	59,497
		1,305,677
Leisure Time — 0.1%
Merida Industry Co., Ltd.	26,351	282,988
Shimano, Inc.	236	65,275
		348,263
Life Sciences Tools & Services — 0.6%
Eurofins Scientific SE*	18,541	2,371,935
Lodging — 0.0%
Huazhu Group, Ltd., ADR	1,213	47,938
InterContinental Hotels Group, PLC*	1,515	90,018
		137,956
Machinery-Construction & Mining — 0.4%
Epiroc AB, Class A*	52,724	1,276,433
Hitachi Ltd., ADR	1,830	216,397
Hitachi, Ltd.	901	52,779
Komatsu, Ltd.	4,400	99,542
Mitsubishi Electical Corp.	3,000	37,484
Siemens Energy AG*	960	25,573
		1,708,208
Machinery-Diversified — 1.9%
Atlas Copco AB, Class A	1,701	104,065
Atlas Copco AB, Class A, SP ADR	1,656	102,001
CNH Industrial NV	6,623	108,710
FANUC Corp.	300	58,813
GEA Group AG	88,704	4,489,080
Keyence Corp.	400	247,033
Kone Corp., Class B	748	49,139
Kubota Corp., SP ADR	883	91,806
NARI Technology Co Ltd., Class A	94,650	614,536
SMC Corp.	110	70,229
SMC Corp., ADR	2,280	73,188
Spirax-Sarco Engineering, PLC	6,130	1,271,903
Sumitomo Heavy Industries, Ltd.	2,000	44,138
		7,324,641
Media — 2.0%
Informa, PLC*	4,850	30,034
Liberty Media Corp-Liberty Formula One, Class C*	11,818	719,953
Pearson, PLC, SP ADR	15,198	122,344
Shaw Communications, Inc., Class B	9,386	271,912
Thomson Reuters Corp.	1,419	169,656
Vivendi SA, ADR*	5,370	68,092
Wolters Kluwer	54,783	6,160,916
Wolters Kluwer NV, SP ADR	667	75,017
		7,617,924
Metal Fabricate/Hardware — 0.0%
Bharat Forge Ltd.	20,694	191,056
Mining — 1.3%
Alrosa PJSC	167,134	290,547
Aluminum Corp. of China, Ltd.*	383,363	187,155
Antofagasta, PLC	8,790	160,705
Barrick Gold Corp.	6,196	117,662
Boliden AB*	2,900	99,972
Cameco Corp.	3,460	80,203
Franco-Nevada Corp.	1,038	142,715
Freeport-McMoRan, Inc.	13,173	488,455
Groupo Mexico SAB de CV SA	214,871	894,958
Hindalco Industries Ltd.	52,889	290,198
Kirkland Lake Gold, Ltd.	1,043	41,251
Lynas Rare Earths, Ltd.*	71,112	445,474
MMC Norilsk Nickel PJSC, ADR	2,034	58,762
Norsk Hydro ASA	15,202	98,450
Polyus PJSC	2,224	433,514
Rio Tinto, PLC, SP ADR	1,211	75,918
South32 Ltd.	44,192	110,430
Southern Copper Corp.	3,807	222,709
Sumitomo Metal Mining Co., Ltd.	2,000	73,923
Teck Resources, Ltd., Class B	8,215	217,615
Vedanta, Ltd., ADR	19,203	316,849
Wheaton Precious Metals Corp.	2,998	125,226
		4,972,691
Miscellaneous Manufacturing — 0.9%
Alfa Laval AB	31,767	1,225,744
Alstom SA	920	32,790
Orica Ltd.	5,536	55,412
Siemens AG	1,920	306,077
Smiths Group, PLC	68,827	1,314,539
Sunny Optical Technology Group Co., Ltd.	13,204	397,715
Toshiba Corp.	96	3,832
		3,336,109
Office/Business Equip — 0.0%
Canon, Inc.	2,700	59,381
Fujifilm Holdings Corp.	1,100	86,527
		145,908
Oil & Gas — 3.0%
BP, PLC, SP ADR	1	26
Canadian Natural Resources, Ltd.	4,335	176,955
DCC, PLC	76,046	5,601,197
Eni SpA	89,183	1,175,230
Equinor ASA, SP ADR	3,137	78,613
Galp Energia SGPS SA	3,396	31,870
Idemitsu Kosan Co., Ltd.	1,100	28,296
Imperial Oil, Ltd.	2,792	92,387
Inpex Corp.	6,228	50,961
Lukoil , PJSC, SP ADR	11,605	1,023,329
Lundin Petroleum AB	1,163	41,100
Neste Oyj	756	35,756
Oil Search Ltd.	31,786	85,479
OMV AG	4,843	257,186
Petroleo Brasileiro, SP ADR	10,959	116,933
Reliance Industries, Ltd.	37,073	1,185,375
Repsol SA	7,844	86,676
Royal Dutch Shell, PLC, Class A, SP ADR	14,983	629,885
Total SA, SP ADR	7,259	333,841
Woodside Petroleum, Ltd.	7,291	110,621
		11,141,716
Packaging & Containers — 0.2%
Ball Corp.	7,683	717,976
Pharmaceuticals — 7.4%
Alfresa Holdings Corp.	237,700	3,216,068
Aspen Pharmacare Holdings, Ltd., ADR	6,986	104,860
Astellas Pharma, Inc.	88,200	1,383,008
Astellas Pharma, Inc., ADR	190	2,955
AstraZeneca, PLC, SP ADR	6,318	346,416
Bausch Health Cos., Inc.*	3,548	84,584
Bayer AG	575	29,001
Celltrion, Inc.*	120	20,888
Chugai Pharmaceutical Co., Ltd.	2,900	93,942
CSPC Pharmaceutical Group, Ltd.	23,040	23,887
Daiichi Sankyo Co., Ltd.	4,148	103,103
Daiichi Sankyo Co., Ltd., ADR	876	21,870
Dr. Reddy's Laboratories, Ltd., ADR	3,953	246,825
Eisai Co., Ltd.	692	41,821
Glaxosmithkline, PLC	174,756	3,548,081
Glaxosmithkline, PLC, SP ADR	8,330	342,530
Kobayashi Pharmaceutical Co., Ltd.	1,671	131,563
Merck KGaA	587	145,080
Novartis AG	42,139	3,358,720
Novartis AG, SP ADR	5,895	469,832
Novo Nordisk A/S	20,772	2,223,644
Novo-Nordisk AS, SP ADR	6,449	688,947
Ono Pharmaceutical Co, Ltd.	2,900	63,965
Orion Corporation, Class B	672	27,662
Otsuka Holdings Co., Ltd.	1,100	39,842
Recordati SpA	47,556	2,983,694
Roche Holdings AG	8,039	3,138,509
Roche Holdings AG, SP ADR	12,016	586,140
Sanofi	33,260	3,161,760
Sanofi, ADR	5,834	277,523
UCB SA	546	59,705
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd., Class A	14,900	1,047,298
		28,013,723
Pipelines — 0.1%
Enbridge, Inc.	6,937	260,415
TC Energy Corp.	166	7,787
		268,202
Private Equity — 0.8%
3i Group, PLC	3,463	63,539
Antin Infrastructure Partners SA*	10,696	401,270
Bridgepoint Group Plc*(a)	112,246	728,492
Macquarie Korea Infrastructure Fund	26,497	312,659
Partners Group Holding AG	865	1,492,859
		2,998,819
Real Estate — 0.5%
Aroundtown SA	6,368	38,156
China Resources Land, Ltd.	13,714	57,293
CK Asset Holdings, Ltd.	11,000	62,920
Daito Trust Construction Co., Ltd.	300	32,493
Deutsche Wohnen SE	1,095	49,112
Great Eagle Holdings, Ltd.	377,662	958,510
Longfor Group Holdings, Ltd.(a)	13,000	61,708
REA Group, Ltd.	633	72,463
Sun Hung Kai Properties, Ltd.	8,472	103,161
Sunac Services Holdings, Ltd.(a)	620	980
Swiss Prime Site AG	866	82,033
Vonovia SE	2,126	117,984
Wharf Holdings Ltd., (The)	14,000	48,923
Wharf Real Estate Investment Co., Ltd.	14,000	70,676
		1,756,412
REITS — 0.2%
Ascendas Real Estate Investment Trust	23,000	49,154
CapitaLand Mall Trust	25,000	38,536
Daiwa House REIT Investment Corp.	24	68,704
Gecina SA	236	31,799
Goodman Group	6,677	116,542
Japan Prime Realty Investment Corp.	15	53,582
Japan Retail Fund Investment Corp.	76	65,574
Link	6,000	52,013
Nippon Building Fund Inc.	9	55,619
Nippon Prologis REIT, Inc.	25	81,651
Nomura Real Estate Master Fund, Inc.	22	31,365
Segro, PLC	5,434	101,557
Unibail-Rodamco-Westfield*	938	61,739
United Urban Investment Corp.	51	65,150
		872,985
Retail — 2.4%
Alibaba Health Information Technology, Ltd.*	22,000	20,234
ANTA Sports Products, Ltd.	5,561	88,802
Astra International Tbk PT, ADR	3,615	29,028
Cie Financiere Richemont SA, ADR	12,160	180,698
Fast Retailing Co., Ltd.	147	87,027
Hennes & Mauritz AB, Class B	2,490	43,893
Industria de Diseno Textil SA, ADR	7,152	113,073
Li Ning Co., Ltd.	31,298	353,999
Moncler SpA	774	55,880
Next, PLC	352	36,775
Nitori Holdings Co., Ltd.	353	55,946
Pan Pacific International Holdings Corp.	2,000	34,140
Restaurant Brands International, Inc.	3,260	182,658
Sundrug Co., Ltd.	18,400	485,829
Swatch Group AG, (The)	11,466	3,367,673
TITAN COMPANY, Ltd.	20,555	649,385
Tsuruha Holdings	21,900	2,477,595
Wal-Mart de Mexico SAB de CV	119,748	376,403
Wal-Mart de Mexico SAB de CV, SP ADR	1,129	35,552
Welcia Holdings Co., Ltd.	3,272	116,343
Yum China Holdings, Inc.	2,310	115,731
Zalando SE*(a)	166	15,096
Zhongsheng Group Holdings, Ltd.	7,000	57,336
		8,979,096
Semiconductors — 8.5%
ASE Technology Holding Co., Ltd. ADR	6,033	44,101
ASML Holding NV	1,712	1,343,709
ASML Holding NV, ADR	1,129	893,615
Infineon Technologies AG	13,110	592,746
Mediatek, Inc.	29,000	1,051,269
Micron Technology, Inc.	7,636	641,424
NVIDIA Corp.	3,094	1,010,996
Rohm Co., Ltd.	40	3,715
Samsung Electronic Co., Ltd.	98,846	5,933,353
Samsung Electronic Co., Ltd., GDR	3,477	5,197,743
SK Hynix, Inc.	917	87,666
SUMCO Corp.	34	737
Taiwan Semiconductor Manufacturing Co., Ltd.	226,000	4,806,724
Taiwan Semiconductor Manufacturing Co., Ltd., SP ADR	81,879	9,592,125
Tokyo Electron, Ltd.	400	210,188
Tokyo Electron, Ltd., ADR	1,048	138,074
United Microelectronics Corp., SP ADR	36,418	423,541
		31,971,726
Software — 2.1%
Bilibili, Inc., SP ADR*	785	51,818
BlackBerry, Ltd.*	10,732	102,169
Dassault Systemes SE	2,375	143,167
Dassault Systemes SE, ADR	2,450	147,833
Freshworks, Inc., Class A*	9,163	322,721
Kaspi.KZ JSC*	6,444	834,257
Kingdee International Software Group Co., Ltd.*	8,000	24,011
Kingsoft Corp, Ltd.	6,000	25,963
NetEase, Inc., ADR	15,430	1,662,274
Nexon Co., Ltd.	14,900	295,805
Open Text Corp.	2,121	100,557
Playtech, PLC*	180,328	1,789,106
SAP SE, SP ADR	2,315	297,339
SimCorp A/S	15,635	1,584,846
TeamViewer AG*	4,442	29,761
Temenos AG	259	33,125
TOTVS SA*	37,271	210,028
Unity Software, Inc.*	1,660	286,167
		7,940,947
Telecommunications — 2.6%
America Movil SAB de CV, Class L, SP ADR	7,257	126,417
BCE, Inc.	5,954	299,903
Belgacom SA	29,202	530,806
Bharti Airtel Ltd.*	38,356	371,709
Chunghwa Telecom Co., Ltd., SP ADR	10,212	409,501
Deutsche Telekom AG, SP ADR	5,690	100,941
Elisa OYJ	619	37,169
GDS Holdings, Ltd., ADR*	939	52,622
KDDI Corp.	69,948	2,029,553
Millicom International Cellular SA, SDR*	116	3,645
MTN Group, Ltd.*	49,174	496,028
NICE Ltd., SP ADR*	288	84,090
Nippon Telegraph & Telephone Corp.	2,100	57,783
Nippon Telegraph & Telephone Corp. ADR	984	27,134
Nokia OYJ, SP ADR*	12,708	71,165
Orange SA	5,001	53,764
PLDT, Inc., SP ADR	2,630	87,553
SK Telecom Co Ltd., ADR	3,752	172,576
SoftBank Corp.	7,979	109,828
Softbank Group Corp., ADR	7,968	209,399
Swisscom AG	318	176,652
Tele2 AB, Class B	1,551	22,134
Telefonaktiebolaget LM Ericsson, Class B	397,483	3,995,684
Telefonaktiebolaget LM Ericsson, SP ADR	2,495	24,950
Telefonica SA	9,365	42,489
Telenor ASA, ADR	3,481	51,066
		9,644,561
Toys/Games/Hobbies — 0.1%
Bandai Namco Holdings, Inc.	800	62,266
Nintendo Co., Ltd.	200	88,204
Nintendo Co., Ltd., ADR	1,152	63,452
		213,922
Transportation — 0.4%
Aurizon Holdings, Ltd.	22,111	52,878
Canadian National Railway Co.	3,433	434,515
Canadian Pacific Railway, Ltd.	1,761	123,323
Central Japan Railway Co.	304	41,793
Deutsche Post AG, SP ADR	3,012	178,913
DSV PANALPINA A S, ADR	826	89,670
East Japan Railway Co.	900	55,179
Mitsui OSK Lines, Ltd.	3,000	171,009
Poste Italiane SpA(a)	3,442	43,286
SG Holdings Co., Ltd.	2,446	53,987
ZTO Express Cayman, Inc., ADR	3,209	101,436
		1,345,989
Water — 1.0%
Severn Trent, PLC	2,060	78,929
United Utilities Group, PLC	249,463	3,582,998
		3,661,927
TOTAL COMMON STOCKS
(Cost $280,832,187)		342,957,503
EXCHANGE TRADED FUNDS - 0.2%
Diversified Financial Services — 0.2%
Ishares MSCI India ETF	10,140	481,853
iShares MSCI Saudi Arabia ETF	7,882	310,472
		792,325
TOTAL EXCHANGE TRADED FUNDS
(Cost $635,506)		792,325
PREFERRED STOCKS - 0.4%
Auto Manufacturers — 0.0%
Porsche Auto SE 2.986%	851	71,395
Banks — 0.1%
Banco Bradesco SA, ADR 6.087%	40,500	142,560
Bancolombia SA, SP ADR 1.605%	1,414	45,050
		187,610
Chemicals — 0.1%
Fuchs Petrolub SE 2.514%	11,703	525,584
Cosmetics/Personal Care — 0.2%
LG Household & Health Care, Ltd. 1.854%	1,503	752,779
Electronics — 0.0%
Sartorius AG 0.123%	88	60,538
TOTAL PREFERRED STOCKS
(Cost $1,693,510)		1,597,906
RIGHTS - 0.0%
Real Estate — 0.0%
Vonovia SE *	2,126	7,498
TOTAL RIGHTS
(Cost $7,040)		7,498
SHORT-TERM INVESTMENTS - 7.9%
U.S. Bank Money Market Deposit Account, 0.06%(b)	29,657,480	29,657,480
TOTAL SHORT-TERM INVESTMENTS
(Cost $29,657,480)		29,657,480
TOTAL INVESTMENTS - 99.5%
(Cost $312,825,723)		375,012,712
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%		1,863,768
NET ASSETS - 100.0%		$376,876,480

*	Non-income producing security.
(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
As of  November 30, 2021, total market value of Rule 144A securities is $5,583,462 and represents 1.48% of net assets.

(b)	The rate shown is as of November 30, 2021.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SDR	Special Drawing Right
SP ADR	Sponsored ADR

The accompanying notes are an integral part of the financial statements.

AQUARIUS INTERNATIONAL FUND
NOTES TO PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2021 (UNAUDITED)

PORTFOLIO VALUATION – The Fund's net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in Exchange-Traded Funds ("ETFs") are valued at their last reported sale price. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies, if any, are valued based on the NAV of those investment companies (which may use fair value pricing as disclosed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB Fund, Inc.’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS – The inputs and valuation techniques used to measure the fair value of the Fund's investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.

• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Prices are determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2021, in valuing the Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
AQUARIUS INTERNATIONAL FUND
Common Stocks	$342,957,503	$93,760,469	$249,197,034
Exchange-Traded Funds	792,325	792,325	–	–
Preferred Stocks	1,597,906	713,194	884,712	–
Rights	7,498	7,498	–	–
Short-Term Investments	29,657,480	29,657,480	–	–
Total Investments*	$375,012,712	$124,930,966	$250,081,746	$-

* Please refer to Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2021, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.